Marketable Securities and Investments - Summary of Available-for-Sale Marketable Securities (FY) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Amortized cost		$ 28,175,000
Unrealized gains		0
Unrealized losses		(11,000)
Fair value	$ 0	28,164,000
U.S. government agency securities and treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost		13,566,000
Unrealized gains		0
Unrealized losses		(9,000)
Fair value		13,557,000
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized cost		1,953,000
Unrealized gains		0
Unrealized losses		(2,000)
Fair value		1,951,000
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized cost		12,656,000
Unrealized gains		0
Unrealized losses		0
Fair value		$ 12,656,000